Condensed Statement of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net loss	$ (2,896)	$ (4,956)	$ (9,688)	$ (7,617)	$ (5,180)
Adjustments to reconcile net loss to cash used for operations:
Depreciation	1,096	805	1,683	1,170	1,072
Equity-based compensation	311	1,785	7,735
Changes in assets and liabilities, excluding effects of foreign currency translation adjustments:
(Increase) decrease in accounts receivable	2,589	(2,082)	(7,077)	1,240	(1,662)
(Increase) decrease in inventories	(2,542)	(3,989)	(4,825)	(1,368)	614
(Increase) decrease in prepaid expenses and other assets	(1,804)	(673)	(330)	(438)	293
Increase (decrease) in accounts payable	(1,461)	841	1,575	(213)	(386)
Increase (decrease) in accrued expenses and other liabilities	217	(226)	1,528	951	(125)
Increase (decrease) in deferred revenue and customer prepayments	(2,643)	997	(404)	3,839	(538)
Cash used for operating activities	(7,133)	(7,498)	(9,803)	(2,436)	(5,912)
Investing activities
Capital expenditures	(1,548)	(1,518)	(1,724)	(1,080)	(1,795)
Deconsolidation of noncontrolling interests in variable interest entities	(2,327)
Cash used for investing activities	(3,875)	(1,518)	(1,724)	(1,080)	(1,795)
Financing activities
Net proceeds from issuance of common stock	91,083
Net change in line of credit borrowings	(528)	913	528
Net change in demand note payable to member	(9,885)	5,479	8,629	3,939	12,290
Proceeds from long-term debt			1,194	2,398
Proceeds from financing leases		985	3,513
Payments on long-term debt	(5,427)	(996)	(1,626)	(808)	(4,479)
Payments on capital and financing leases	(1,905)	(239)	(437)
Deferred offering costs			(720)
Payment of preferred stock dividends	(456)
Deferred financing costs			(78)
Contribution from noncontrolling interests				402
Cash provided by financing activities	72,882	6,142	11,003	5,931	7,811
Effect of exchange rate changes on cash and cash equivalents	(126)	(28)	(170)	60	273
Net change in cash and cash equivalents	61,748	(2,902)	(694)	2,475	377
Cash and cash equivalents at beginning of period	2,802	3,496	3,496	1,021	644
Cash and cash equivalents at end of period	64,550	594	2,802	3,496	1,021
Supplemental disclosure of cash flow information
Cash paid for interest			407	174	244
Cash paid for income taxes			1,354
Supplemental disclosure of noncash investing and financing activities
Property and equipment acquired through financing arrangements	282	3,170	2,700
Transfer of inventories to property and equipment for internal use	1,523	893	2,001
Transfer of property and equipment to inventories for sale	261	336	(202)
Reorganization of The Ex One Company, LLC with and into The ExOne Company	2,371
Conversion of preferred stock dividends payable and accrued interest to principal amounts due under the demand note payable to member	1,219	176
Deconsolidation of noncontrolling interests in variable interest entities	397
Reclassification of redeemable preferred units to preferred units		18,984	18,984
Conversion of demand note payable to member to redeemable preferred units				18,984
Preferred unit dividends declared but unpaid		$ 632	$ 1,437